Derivative financial instruments - Reconciliation of the movements of the cash flow hedge reserve and the currency translation reserve (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amounts reclassified to profit or loss - In relation to cash flows affecting profit or loss, cash flow hedge reserve	£ (213)	£ (602)	[1]	£ (431)
Tax, cash flow hedge reserve	103	256	[1]	£ (59)
Hedges of net investment [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reserve of cash flow hedges, beginning balance	184
Currency translation movements, cash flow hedge reserve	(8)
Hedging gains / losses for the reporting period, currency translation reseve	(189)
Amounts reclassified to profit or loss - In relation to cash flows affecting profit or loss, cash flow hedge reserve	(213)
Tax, cash flow hedge reserve	103
Reserve of cash flow hedges, ending balance	(123)	184
Currency translation reserve, beginning balance	3,084
Currency translation movements, currency translation reseve	803
Amounts reclassified to profit or loss - In relation to cash flows no longer expected to occur, currency translation reserve	41
Tax, currency translation reseve	0
Currency translation reserve, ending balance	£ 3,928	£ 3,084

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00